Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes from Us And Foreign Sources	The Company’s loss before income taxes from US and Foreign sources for the years ended December 31, 2022 and 2021, are as follows:
	2022	2021
United States	(25,424,002)	(16,466,423)
Outside United States	1,208,777	(1,198,341)
Loss before income taxes	(24,215,225)	(17,664,764)

Schedule of U.S. Federal Statutory Tax Rate and the Company’s Effective Tax Rate	The following table summarizes the significant differences between the U.S. Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the years ended December 31, 2022 and 2021:
	2022	2021

US Federal statutory federal income tax	21.00%	21.00%
State taxes	-2.52%	3.94%
Other deferred adjustments	3.03%	-2.02%
Change in tax rates	0%	-1.53%
Change in valuation allowance	-21.5%	-21.39%

Total income tax provision	0%	0%

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2022 and 2021 are summarized as follows:
	2022	2021
Deferred tax assets
Net operating loss	14,997,873	12,702,731
Stock options	7,450,914	5,922,550
Federal tax credits	336,475	303,556
Basis difference in intangible and fixed assets	963,784	(206,925)
Accrued payroll	11,203	169,242
Capital loss	350,526	-
Valuation allowance	(24,110,775)	(18,891,154)
Deferred tax assets, net	-	-